Shareholder Report, Holdings (Details) - C000263958 [Member]	Jul. 31, 2026
Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Tidewater, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Carvana Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Lloyds Banking Group PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Warrior Met Coal, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Rolls-Royce Holdings PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Alpha Metallurgical Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%